Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020
Deferred tax assets
Tax loss carried forward	¥ 276,958		¥ 278,980		¥ 283,378
Deductible temporary differences	83,132		59,598		32,982
Allowance for credit losses	250		375
Inventory provision	689		649
Unrealized fair value losses for certain investments	3,808		438
Impairment loss of long-term investments	3,047		4,125
Total deferred tax assets	367,884		344,165		316,360
Less: valuation allowance	(367,884)	¥ (344,165)	(344,165)	¥ (316,360)	(316,360)	¥ (268,534)
Deferred tax liabilities
Identifiable intangible assets and deferred cost acquired	111,312		223,138		341,960
Total deferred tax liabilities	¥ 111,312		¥ 223,138		¥ 341,960